Organization and basis of presentation and business	12 Months Ended
Dec. 31, 2013
Organization and basis of presentation and business
Note 1.	Organization and basis of presentation and business

Organization and basis of presentation

AVG Technologies N.V. is a limited liability company (Naamloze Vennootschap) incorporated under Dutch law by deed of incorporation dated March 3, 2011, under the name AVG Holding Coöperatief U.A. (“AVG Coop”). AVG Technologies N.V. began trading on February 2, 2012 on the New York Stock Exchange under the ticker symbol “AVG”.

On March 3, 2011, the shareholders of the predecessor AVG Technologies N.V. (“predecessor AVG”) transferred all of their shares in predecessor AVG to AVG Coop. As a result of this transaction, AVG Coop became the sole shareholder of the predecessor AVG. In exchange for the shares in the predecessor AVG transferred to AVG Coop, the members received an interest in AVG Coop equal to the capital contributed. On November 25, 2011, AVG Coop entered into a legal merger with predecessor AVG, predecessor AVG ceased to exist and AVG Coop was converted into a public company with limited liability and changed its name to AVG Technologies N.V. Upon this conversion, the membership rights held by the members of AVG Coop were converted into the same class and number of shares that were previously transferred by the shareholders of predecessor AVG to AVG Coop.

Predecessor AVG, the entity that ceased to exist, was a limited liability company incorporated in the Netherlands on August 16, 2005 under the name Grisoft International B.V.

The accompanying consolidated financial statements include the financial statements of AVG Technologies N.V. and its wholly owned subsidiaries (collectively, the “Company,” or “AVG”).

Business

The Company is primarily engaged in the development and sale of online service solutions and Internet security software branded under the “AVG” name.